November 2, 2026

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	FIS Trust, File Nos. 333-288251 and 811-24099

Ladies and Gentlemen:

On behalf of the FIS Christian Stock Fund, FIS Bright Portfolios Focused Equity ETF, Arimathea Catholic Core Bond ETF, FIS Bright Portfolios Core Bond ETF, FIS Faith Income ETF, and FIS Tactical Equity ETF (each a “Fund” and collectively the “Funds”), each a series of FIS Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for each Fund contained in Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, dated October 28, 2026 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Fund was filed electronically with the Securities and Exchange Commission on October 28, 2026, accession number 0001999371-26-023773.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench

1999 K Street NW, Suite 600 Washington, D.C. 20006	www.ThompsonHine.com O: 202.331.8800 F: 202.331.8330